Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 18,220		$ 16,495
Short-term deposits	8,607		6,000
Trade accounts receivable, net	22,341		27,048
Inventories	24,650		17,911
Due from affiliated companies	501		233
Other current assets	2,382		1,913
Deferred tax asset	858		938
Total current assets	77,559		70,538
Property, plant and equipment, net	13,025		14,481
Long-term inventory	1,476	[1]	2,225	[1]
Long-term restricted deposit	729		729
Deferred tax asset	891		975
Other assets	348		339
Intangible assets, net	928		1,008
Goodwill	1,555		1,555
Total noncurrent assets	5,927		6,831
Total assets	96,511		91,850
Current liabilities
Trade accounts payable	9,490		7,753
Other current liabilities	16,279		15,585
Total current liabilities	25,769		23,338
Long-term liabilities
Liability for employee severance benefits	860		858
Other long-term liabilities	4,150		5,758
Total noncurrent liabilities	5,010		6,616
Total liabilities	30,779		29,954
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2014 and 2013; 32,586,898 and 32,497,902 issued shares at December 31, 2014 and 2013, respectively; 30,494,522 and 30,405,526 shares outstanding at December 31, 2014 and 2013, respectively	134		134
Additional paid-in capital	63,465		62,966
Retained earnings	4,031		694
Total shareholders' equity before treasury stock	67,630		63,794
Treasury stock, at cost (2,092,376 as of December 31, 2014 and 2013)	(1,898)		(1,898)
Total shareholders' equity	65,732		61,896
Total liabilities and shareholders' equity	$ 96,511		$ 91,850

[1]	Long-term Inventory: At December 31, 2014, $1,476 of the Company's inventory is classified in long-term assets based on Management's estimate and the recent level of sales (at December 31, 2013- $2,225). Of this amount, $1,401 is comprised of spare parts (at December 31, 2013 - $1,353). The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition. The remaining portion of long-term inventory consists of Functional InkJet Technology (“FIT") components and systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2016. Management believes no loss will be incurred on its disposition.